Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure representing major components of tax expense income [line items]
Current taxes	$ 2,055	$ 2,220
Adjustments for current tax of prior periods		(2)
Origination and reversal of temporary differences	150	(687)
Effect of changes in tax rates	3	(21)
Provision for taxes	2,208	1,510
Unrealized gains (losses) on FVOCI debt securities	79	(35)
Reclassification to earnings of (gains) on FVOCI debt securities	(31)	(11)
Gains (losses) on derivatives designated as cash flow hedges	966	(576)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges	536	366
Unrealized (losses) on hedges of net foreign operations	(38)	(90)
Unrealized gains on FVOCI equity securities	3
(Losses) on remeasurement of pension and other employee future benefit plans	1	24
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(242)	(103)
Share-based compensation	(4)	4
Aggregate provision for income tax in Other Comprehensive Income and Equity	1,270	(421)
Total provision for income taxes	3,478	1,089
Canada [member]
Disclosure representing major components of tax expense income [line items]
Federal current taxes	813	509
Provincial current taxes	453	278
Current taxes	1,266	787
Federal Deferred taxes	133	(475)
Provincial deferred taxes	74	(261)
Deferred taxes	207	(736)
Total provision for income taxes	1,473	51
Foreign countries [member]
Disclosure representing major components of tax expense income [line items]
Current taxes	1,764	933
Deferred taxes	241	105
Total provision for income taxes	$ 2,005	$ 1,038